Personnel expenses	12 Months Ended
Dec. 31, 2017
Personnel expenses [Abstract]
Personnel expenses

13.  Personnel expenses

	R$ thousand
	Years ended December 31
	2017	2016	2015
Salaries	(9,170,556)	(8,236,617)	(6,369,727)
Benefits	(5,385,133)	(3,625,796)	(2,994,155)
Social security charges	(3,505,290)	(2,862,067)	(2,402,112)
Employee profit sharing	(1,572,472)	(1,451,310)	(1,304,958)
Provision for labor claims	(927,136)	(663,124)	(853,660)
Training	(162,678)	(164,869)	(133,435)
Total (1)	(20,723,265)	(17,003,783)	(14,058,047)

(1)    Includes the effects of the Special Voluntary Termination Plan (Note 43).